Goodwill and Intangible Assets	12 Months Ended
Oct. 31, 2025
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Goodwill and Intangible Assets
Note 10: Goodwill and Intangible Assets
Goodwill
When we complete an acquisition, we allocate the
purchase
price to the assets acquired, including identifiable intangible assets, and the liabilities assumed. Any portion of the consideration transferred in excess of the fair value of those net assets is considered to be goodwill. Goodwill is not amortized and is instead tested for impairment annually.
In performing the impairment test, we utilize fair value less costs to sell for each CGU based on discounted cash flow projections. Cash flows were projected for the first 10 years based on actual operating results, expected future business performance and past experience. Beyond 10 years, cash flows were assumed to grow at perpetual annual rates of up to 1.5% (2.0% in 2024). The discount rates we applied in determining the recoverable amounts in 2025 ranged from 9.3% to 11.6% (9.8%
to 10.8% in 2024) and were based on our estimate of the cost of capital for each CGU. The cost of capital for each CGU was estimated using the Capital Asset Pricing Model, based on the historical betas of publicly traded peer companies that are comparable to the CGU. We use significant judgment in
determin
in
g
inputs to the discounted cash flow model, which is most sensitive to changes in future cash flows, discount rates and terminal growth rates applied to cash flows beyond the forecast period. The fair value measurement for the cash flow model is categorized as Level 3 as the inputs are not observable in the market.
The key assumptions described above may change as market and economic conditions change. However, we estimate that reasonably possible changes in these assumptions are not expected to cause the recoverable amounts of our CGUs to decline below their carrying amounts.
A continuity of our goodwill by group of CGUs for the years ended October 31, 2025 and 2024 is as follows:

(Canadian $ in millions)
	Canadian P&C	U.S. Banking		Wealth and Asset Management	Insurance	Total Wealth Management	Capital Markets	Total
Balance at October 31, 2023	$330	$15,610		$258	$2	$260	$528	$16,728
Foreign exchange and other	–	45		–	–	–	1	46
Balance at October 31, 2024	330	15,655		258	2	260	529	16,774
Write-downs	–	(102	) (1)	–	–	–	–	(102)
Foreign exchange and other	–	122		–	–	–	3	125
Balance at October 31, 2025	$330	$15,675		$258	$2	$260	$532	$16,797

(1)	Relates to the sale of certain U.S. branches. Refer to Note 9.
Certain comparative figures have been reclassified to conform with the current year’s presentation.

Intangible Assets
Intangible assets related to our acquisitions are initially recorded at fair value at the acquisition date and subsequently at cost less accumulated amortization. Software is recorded at cost less accumulated amortization. Amortization expense is recorded in amortization of intangible assets in our Consolidated Statement of Income.
The total cost and associated accumulated amortization of our intangible assets
are set out below:

(Canadian $ in millions)	Customer relationships	Core deposits	Software – amortizing		Software under development	Other	Total
Cost
Balance at October 31, 2023	$850	$3,553	$7,071		$324	$572	$12,370
Additions	–	–	22		782	48	852
Transfers	–	–	688		(688)	–	–
Fully amortized intangibles	–	–	(1,696)		–	(33)	(1,729)
Foreign exchange and other	2	10	11		(1)	1	23
Balance at October 31, 2024	852	3,563	6,096	(1)	417	588	11,516
Additions	–	–	71		938	39	1,048
Transfers	–	–	821		(821)	–	–
Fully amortized intangibles	(16)	–	(673)		–	(91)	(780)
Foreign exchange and other	–	28	12		(2)	3	41
Balance at October 31, 2025	$836	$3,591	$6,327	(1)	$532	$539	$11,825
Accumulated Amortization
Balance at October 31, 2023	$487	$1,295	$5,073		$–	$299	$7,154
Amortization	62	342	676		–	32	1,112
Write-downs	4	–	22		–	–	26
Fully amortized intangibles	–	–	(1,696)		–	(33)	(1,729)
Foreign exchange and other	3	10	15		–	–	28
Balance at October 31, 2024	556	1,647	4,090	(1)	–	298	6,591
Amortization	70	305	739		–	38	1,152
Write-downs	14	–	13		–	49	76
Fully amortized intangibles	(16)	–	(673)		–	(91)	(780)
Foreign exchange and other	(1)	13	15		–	1	28
Balance at October 31, 2025	$623	$1,965	$4,184	(1)	$–	$295	$7,067
Net Carrying Value
Balance at October 31, 2025	$213	$1,626	$2,143		$532	$244	$4,758
Balance at October 31, 2024	296	1,916	2,006		417	290	4,925

(1)
Includes internally generated software of $5,752 million in cost and $3,760 million in accumulated amortization as at October 31, 2025 ($5,466 million in cost and $3,653 million in accumulated amortization as at October 31, 2024).

Intangible assets are amortized to income over the period during which we believe the assets will benefit us, on either a straight-line or an accelerated basis, over a period not to exceed 15 years. We have $179 million as at October 31, 2025 ($228 million as at October 31, 2024) of intangible assets with indefinite lives that relate primarily to card processing contracts.
The useful lives of intangible assets are reviewed annually for any changes in circumstances. We test definite-life intangible assets for impairment when events or changes in circumstances indicate that their carrying value may not be recoverable. Indefinite-life intangible assets are tested annually for impairment. If any intangible assets are determined to be impaired, we write them down to their recoverable amount, which is the higher of value in use and fair value less costs to sell.